Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 153,012	$ 123,763	$ 65,777
Operating expenses:
Cost of revenues	(34,944)	(38,481)	(31,901)
Selling and marketing	(77,520)	(43,827)	(3,154)
General and administrative	(3,341)	(10,095)	(3,134)
Research and development	(920)	(691)	(749)
Total operating expenses	(116,725)	(93,094)	(38,938)
Income from operations	36,287	30,669	26,839
Other (expenses) income:
Interest expense, net	(513)	(282)	(295)
Change in fair value of warrant liability	809	19,714
Other income(expense), net	(255)	531	50
Total other (expenses) income	41	19,963	(245)
Income before income tax	36,328	50,632	26,594
Income tax expense	(976)	(1,673)	(191)
Net income	35,352	48,959	26,403
Less: net gain (loss) attributable to non-controlling interest	65	(31)	80
Net income attributable to Glory Star New Media Group Holdings Limited’s shareholders	35,287	48,990	26,323
Other comprehensive (loss) income
Unrealized foreign currency translation (loss) gain	2,945	6,495	(974)
Comprehensive income	38,297	55,454	25,429
Less: comprehensive gain (loss) attributable to non-controlling interests	119	(4)	74
Comprehensive income attributable to Glory Star New Media Group Holdings Limited’s shareholders	$ 38,178	$ 55,458	$ 25,355
Earnings per ordinary share
Basic (in Dollars per share)	$ 0.54	$ 0.91	$ 0.64
Weighted average shares used in calculating earnings per ordinary share
Basic (in Shares)	65,381,186	53,844,237	41,204,025
Earnings per ordinary share
Dilutive (in Dollars per share)	$ 0.54	$ 0.83	$ 0.57
Weighted average shares used in calculating earnings per ordinary share
Dilutive (in Shares)	65,381,186	59,126,237	46,484,025